UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Advisors, Inc.
Address: 320 South Boston
         Suite 825
         Tulsa, OK 74103

Form 13F File Number:     28-2644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Lori A. Smith
Title:    Chief Operating Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:

     Lori A. Smith     Tulsa, OK     November 4, 1999

Report Type (Check only one):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     57

Form 13F Information Table Value Total:     $260536
                                            (Thousands)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA ONLINE INC.            COM              02364J104     9290    89275 SH       SOLE                    89275
AMERICAN EXPRESS               COM              025816109     8775    64999 SH       SOLE                    64999
AMGEN                          COM              031162100      989    12135 SH       SOLE                    12135
AUTOMATIC DATA PROCESSING      COM              053015103     7283   163205 SH       SOLE                   163205
BIOGEN INC.                    COM              090597105      791    10035 SH       SOLE                    10035
BRISTOL-MYERS SQUIBB CO.       COM              110122108     6780   100442 SH       SOLE                   100442
CISCO SYSTEMS                  COM              17275R102    15736   229515 SH       SOLE                   229515
CITIGROUP INC                  COM              172967101      311     7060 SH       SOLE                     7060
COCA-COLA COMPANY, THE         COM              191216100     1032    21383 SH       SOLE                    21383
E M C CORPORATION              COM              268648102    14071   197144 SH       SOLE                   197144
EQUIFAX                        COM              294429105     4719   167790 SH       SOLE                   167790
EXXON CORPORATION              COM              302290101     1314    17285 SH       SOLE                    17285
FANNIE MAE                     COM              313586109      846    13500 SH       SOLE                    13500
GENERAL ELECTRIC COMPANY       COM              369604103     2136    18020 SH       SOLE                    18020
GILLETTE COMPANY               COM              375766102      826    24351 SH       SOLE                    24351
GLOBAL CROSSING LTD.           COM              G3921A100     1036    39076 SH       SOLE                    39076
HALIBURTON COMPANY             COM              406216101      330     8058 SH       SOLE                     8058
HOME DEPOT                     COM              437076102     9872   143849 SH       SOLE                   143849
HUMAN GENOME SCIENCES          COM              444903108     5852    79355 SH       SOLE                    79355
I B M CORPORATION              COM              459200101     8309    68674 SH       SOLE                    68674
IMAGINON INC                   COM              45246K104       38    16000 SH       SOLE                    16000
INTEL CORP.                    COM              458140100    13668   183926 SH       SOLE                   183926
JDS UNIPHASE CORP.             COM              46612J101     9700    85225 SH       SOLE                    85225
JOHNSON & JOHNSON              COM              478160104     9115    99216 SH       SOLE                    99216
LEXMARK INTL                   COM              529771107     4481    55665 SH       SOLE                    55665
LILLY ELI & COMPANY            COM              532457108     4579    71345 SH       SOLE                    71345
LL & E ROYALTY TRUST UBI       COM              502003106       14    10000 SH       SOLE                    10000
LUCENT TECHNOLOGIES            COM              549463107     9685   149282 SH       SOLE                   149282
MARSH & MCLENNAN COS. INC.     COM              571748102     5669    82759 SH       SOLE                    82759
MCI WORLDCOM INC.              COM              55268B106      452     6284 SH       SOLE                     6284
MERCK & CO INC                 COM              589331107     1500    23140 SH       SOLE                    23140
MICROSOFT CORPORATION          COM              594918104    26095   288147 SH       SOLE                   288147
MOBIL CORPORATION              COM              607059102      720     7148 SH       SOLE                     7148
NEWELL RUBBERMAID INC.         COM              651229106     1925    67380 SH       SOLE                    67380
NOKIA CORPORATION ADR A        COM              654902204    12517   139274 SH       SOLE                   139274
PEPSICO, INC.                  COM              713448108      369    12093 SH       SOLE                    12093
PFIZER INC                     COM              717081103     6162   171761 SH       SOLE                   171761
PROCTER & GAMBLE               COM              742718109      443     4728 SH       SOLE                     4728
QUALCOMM INC.                  COM              747525103     9466    50036 SH       SOLE                    50036
ROYAL DUTCH PETROLEUM CO. ADR  COM              780257804      394     6668 SH       SOLE                     6668
SBC COMMUNICATIONS INC.        COM              78387G103      204     4000 SH       SOLE                     4000
SCHLOTZSKYS INC                COM              806832101      434    53460 SH       SOLE                    53460
SCHLUMBERGER                   COM              806857108      491     7883 SH       SOLE                     7883
STATE STREET BANK CORP.        COM              857477103     2362    36546 SH       SOLE                    36546
STRAYER EDUCATION INC.         COM              863236105     2239   112650 SH       SOLE                   112650
SUMMIT TECHNOLOGY INCORPORATED COM              86627E101      220    12000 SH       SOLE                    12000
SUN MICROSYSTEMS INC.          COM              866810104    16293   175191 SH       SOLE                   175191
SYNTROLEUM CORP                COM              871630109      126    17800 SH       SOLE                    17800
T. ROWE PRICE ASSOCIATES INC.  COM              741477103      292    10638 SH       SOLE                    10638
THE WILLIAMS COMPANIES, INC.   COM              969457100      795    21120 SH       SOLE                    21120
UNIQUE MOBILITY, INC.          COM              909154106       61    15000 SH       SOLE                    15000
UNITED GLOBAL COM INC. CL A    COM              913247508      215     3000 SH       SOLE                     3000
VERITAS SOFTWARE CORP.         COM              923436109     5824    76694 SH       SOLE                    76694
VINTAGE PETROLEUM INC.         COM              927460105      888    65800 SH       SOLE                    65800
WAL-MART STORES, INC.          COM              931142103     2902    61020 SH       SOLE                    61020
WARNER LAMBERT                 COM              934488107      909    13700 SH       SOLE                    13700
WILLIAMS SONOMA INC            COM              969904101     8991   185135 SH       SOLE                   185135